SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal
State	16,625	41,401
Foreign	88,323	49,110	$ 40,264
Total Current	104,948	90,511	40,264
Federal
State
Total Deferred
Income tax expense	$ 104,948	$ 90,511	$ 40,264